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[letterhead]
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111
(617) 357-1371


November 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:      State Street Research Equity Trust
         Securities Act of 1933 Registration No. 33-4296
         Investment Company Act of 1940 File No. 811-4624
         CIK No. 0000790941

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH EQUITY TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 29 under the Securities Act; Amendment No. 30 under the Investment Company Act of 1940) for the State Street Research Mid-Cap Value Fund, the State Street Research Large-Cap Value Fund and the State Street Research Global Resources Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-02-040253).

STATE STREET RESEARCH
EQUITY TRUST

By:      /s/  Amy L. Simmons
         -------------------
         Amy L. Simmons
         Assistant Secretary

cc:      Terrence J. Cullen, Esq.
           State Street Research & Management Company
         Peter T. Fariel, Esq.
         Geoffrey R. T. Kenyon, Esq.
           Goodwin Procter, LLP